Deferred Taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
At 1 January - deferred tax asset	$ (607)	$ (23)
Adjustment on currency translation	53	58
Charged/(credited) to the income statement	695	(548)
(Charged)/credited to statement of comprehensive income	153	(33)	$ 178
Disposals		(8)
Other movements	(61)	(53)
At 31 December - deferred tax liability/(asset)	233	(607)	$ (23)
– deferred tax liabilities	3,628	3,121
– deferred tax assets	$ (3,395)	$ (3,728)